28. Financial Income (Expense) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Income Expense Details
Interest on financial investments	R$ 475,460	R$ 404,080	R$ 341,739
Interest from customers	105,773	103,976	81,374
Other financial income	3,868	5,187	3,316
Financial income	585,101	513,243	426,429
Interest on loans	(672,102)	(777,424)	(666,791)
Interest on debentures	(385,009)	(374,125)	(308,290)
Interest on finance leases	(4,991)	(7,839)	(4,023)
Bank charges, financial transactions tax, and other charges	(91,614)	(74,761)	(46,966)
Exchange variation, net of gains and losses with derivative instruments	72,869	(69,854)	(71,384)
Reversal of provision – ICMS from PIS and COFINS tax bases (see Note 20.a.1.2)	43,411	0	0
Changes in subscription warranty—indemnification (see Note 22)	(20,360)	(42,615)	(21,154)
TCC monetary restatement – Bahiana (see Notes 20.b.2.2 and 27)	(13,509)	0	0
Monetary restatement of provisions, net, and other financial expenses	11,908	(9,201)	(11,159)
Financial expense	(1,059,397)	(1,355,819)	(1,129,767)
Financial income (expense)	R$ (474,296)	R$ (842,576)	R$ (703,338)